Cover Page	May 26, 2021	Jan. 26, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 26, 2021
Entity Registrant Name		Chevron Corporation
Entity Incorporation, State or Country Code		DE
Entity File Number		001-00368
Entity Tax Identification Number		94-0890210
Entity Address, Address Line One		6001 Bollinger Canyon Road,
Entity Address, City or Town		San Ramon,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94583
City Area Code		925
Local Phone Number		842-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, par value $.75 per share
Trading Symbol		CVX
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000093410
Amendment Flag		false